Quarterly Holdings Report
for
Fidelity® SAI Real Estate Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
REF-NPRT3-0626
1.9912344.101
Common Stocks - 99.3%
	Shares	Value ($)
UNITED STATES - 99.3%
Real Estate - 99.3%
Health Care REITs - 12.6%
Healthpeak Properties Inc	1,551,800	25,092,606
National Healthcare Properties Inc	420,000	5,384,400
Ventas Inc	986,214	86,648,762
Welltower Inc	1,043,018	226,689,532
		343,815,300
Industrial REITs - 14.3%
Americold Realty Trust Inc	1,271,314	15,548,170
Prologis Inc	1,822,107	258,775,636
STAG Industrial Inc Class A	2,190,794	84,520,833
Terreno Realty Corp	485,657	31,664,836
		390,509,475
Real Estate Management & Development - 7.0%
CBRE Group Inc Class A (a)	638,483	91,130,679
Compass Inc Class A (a)	1,951,945	14,776,223
CoStar Group Inc (a)	818,416	28,325,378
Jones Lang LaSalle Inc (a)	119,200	37,921,096
Zillow Group Inc Class C (a)	386,700	17,169,480
		189,322,856
Residential REITs - 11.5%
American Homes 4 Rent Class A	1,537,182	48,943,875
Camden Property Trust	281,349	29,547,271
Equity Residential	1,146,066	74,929,795
Invitation Homes Inc	1,328,305	38,215,335
Sun Communities Inc	255,121	32,614,669
UDR Inc	2,416,791	87,826,185
		312,077,130
Retail REITs - 20.4%
Acadia Realty Trust	513,470	11,101,221
Curbline Properties Corp (b)	284,778	7,859,873
FrontView REIT Inc	539,963	9,557,345
InvenTrust Properties Corp	277,100	8,900,452
Kimco Realty Corp	4,692,261	110,925,050
Macerich Co/The	910,700	19,789,511
NNN REIT Inc	2,037,821	89,236,182
Phillips Edison & Co Inc	584,292	23,468,088
Realty Income Corp	999,100	64,182,184
Regency Centers Corp	366,325	28,518,401
Simon Property Group Inc	596,600	121,533,387
Tanger Inc	585,689	21,717,348
Urban Edge Properties	1,829,479	40,102,180
		556,891,222
Specialized REITs - 33.5%
American Tower Corp	1,258,830	230,000,829
CubeSmart	555,676	22,493,764
Digital Realty Trust Inc	604,155	121,398,906
Equinix Inc	235,297	254,786,651
Extra Space Storage Inc	104,945	15,041,767
Four Corners Property Trust Inc	891,201	22,788,010
Iron Mountain Inc	552,304	69,584,781
Lamar Advertising Co Class A	87,185	12,017,580
Public Storage	295,935	89,505,541
SBA Communications Corp Class A	187,048	41,375,018
Weyerhaeuser Co	1,304,900	31,996,148
		910,988,995
TOTAL UNITED STATES		2,703,604,978
TOTAL COMMON STOCKS (Cost $2,491,323,408)		2,703,604,978

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	16,548,955	16,552,264
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	4,318,993	4,319,425
TOTAL MONEY MARKET FUNDS (Cost $20,871,689)			20,871,689

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,512,195,097)	2,724,476,667
NET OTHER ASSETS (LIABILITIES) - 0.0%	(922,908)
NET ASSETS - 100.0%	2,723,553,759

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,104,184	277,940,937	271,492,594	455,475	(263)	-	16,552,264	16,548,955	0.0%
Fidelity Securities Lending Cash Central Fund	-	134,824,832	130,505,407	17,917	-	-	4,319,425	4,318,993	0.0%
Total	10,104,184	412,765,769	401,998,001	473,392	(263)	-	20,871,689

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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